CONDENSED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 373,080	$ 573,159
Short-term investments	1,519,653	2,571,468
Receivables and other	212,998	80,419
Total current assets	2,105,731	3,225,046
Non-current assets
Marketable securities	11,932	22,138
Exploration and evaluation ("E&E") assets	4,568,484	5,145,112
Property and equipment	12,416	6,966
Total assets	6,698,563	8,399,262
Current liabilities
Accounts payable and accrued liabilities	108,281	128,924
Total liabilities	108,281	128,924
EQUITY
Share capital	17,209,080	17,209,080
Other reserves	3,370,089	3,351,326
Accumulated other comprehensive income (loss) ("AOCI")	(574,949)	(574,949)
Deficit	(13,413,938)	(11,715,119)
Total equity	6,590,282	8,270,338
Total liabilities and equity	$ 6,698,563	$ 8,399,262